Contingent consideration liabilities - Summary of Fair Value Contingent Consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	£ 5,869	£ 5,479	£ 6,286
Remeasurement through income statement	1,063	1,275	83
Cash payments: operating cash flows	(742)	(765)	(780)
Cash payments: investing activities	(114)	(120)	(113)
Other movements			3
Ending balance	6,076	5,869	5,479
Shionogi ViiV healthcare joint venture [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	5,359	5,103	5,937
Remeasurement through income statement	1,026	1,114	31
Cash payments: operating cash flows	(721)	(751)	(767)
Cash payments: investing activities	(105)	(107)	(98)
Other movements
Ending balance	5,559	5,359	5,103
Novartis [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	477	339	296
Remeasurement through income statement	32	161	67
Cash payments: operating cash flows	(21)	(14)	(13)
Cash payments: investing activities	(9)	(9)	(11)
Other movements
Ending balance	479	477	339
Other [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	33	37	53
Remeasurement through income statement	5		(15)
Cash payments: operating cash flows
Cash payments: investing activities		(4)	(4)
Other movements			3
Ending balance	£ 38	£ 33	£ 37